Customer deposits	12 Months Ended
Dec. 31, 2023
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]
Note 14

Customer deposits, and funding from UBS Group

AG
a) Customer deposits

USD m 31.12.23 31.12.22
Demand deposits 146,163 182,307
Retail savings / deposits 152,683 149,310
Sweep deposits 41,045 69,223
Time deposits
1
215,782 126,331
Total customer deposits 555,673 527,171
1 Includes customer deposits in UBS AG Jersey Branch placed by UBS Switzerland AG on behalf of its clients.
Customer deposits increased mainly due to net inflows into time deposit products,

and positive foreign currency effects,
partly

offset

by

continued

shifts

into

money

market

funds

and

US-government

securities.

In

addition,

customers
continued to shift funds from Demand and Sweep

deposits into time deposits.
b) Funding from UBS Group AG measured at amortized

cost

USD m 31.12.23 31.12.22
Debt contributing to total loss-absorbing capacity (TLAC) 51,102 42,073
Debt eligible as high-trigger loss-absorbing additional tier

1 capital instruments
11,286 10,654
Debt eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,212 1,187
Other
1
3,682 2,232
Total funding from UBS Group AG measured at amortized cost
2,3
67,282 56,147
1 Includes debt not eligible as TLAC having

a residual maturity of less than one year

and high-trigger loss-absorbing additional tier 1 capital instruments that ceased to be eligible when UBS Group AG

issued notice
of redemption.

2 The Total

funding from UBS Group AG

measured at amortized cost consists

of subordinated debt of UBS

AG and its subsidiaries toward

UBS Group AG. Subordinated

debt consists of unsecured
debt obligations that are

contractually subordinated in right of

payment to all other

present and future non-subordinated

obligations of the respective

issuing entity. All instruments contributing

to TLAC are subordinated
since 1.1.2020.

3 UBS AG has also recognized funding from UBS Group AG that is designated at fair value.

Refer to Note 18b for more information.
UBS AG uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt

instruments held
at amortized cost. In

some cases, UBS AG applies

hedge accounting for

interest rate risk

as discussed in item

2j in Note
1a and Note 25.

As a result of applying

hedge accounting, the life-to-date adjustment to

the carrying amount of
Funding
from UBS Group AG measured at amortized cost

was a decrease of USD
3.2 bn as of 31 December 2023 and a decrease
of USD 5.1
bn as of 31 December 2022, reflecting changes

in fair value due to interest rate movements.
Of the
Total funding from UBS

Group AG measured at

amortized cost

outstanding as of 31

December 2023, USD
65.6 bn
pays a fixed interest rate and USD 1.7 bn pays a floating rate of interest.
›
Refer to Note 23 for maturity information